Fair Value of Embedded Derivatives (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Embedded Derivative [Line Items]
Total embedded derivative instruments	$ (177,121)	$ (193,394)
Guaranteed Minimum Withdrawal Benefit
Embedded Derivative [Line Items]
Total embedded derivative instruments	(144,631)	(147,290)
Guaranteed Minimum Accumulation Benefit
Embedded Derivative [Line Items]
Total embedded derivative instruments	(16,594)	(27,579)
Market Value Liability Options
Embedded Derivative [Line Items]
Total embedded derivative instruments	$ (15,896)	$ (18,525)